Schedule of Investments(a)
Invesco Dynamic Large Cap Growth ETF (PWB)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.09%
Communication Services-4.56%
Netflix, Inc.(b)	24,001	$10,535,719
T-Mobile US, Inc.(b)	141,031	19,429,841
		29,965,560
Consumer Discretionary-21.30%
AutoZone, Inc.(b)	3,470	8,611,568
Booking Holdings, Inc.(b)	3,243	9,634,304
Chipotle Mexican Grill, Inc.(b)	4,178	8,198,406
Hilton Worldwide Holdings, Inc.	62,050	9,648,154
Las Vegas Sands Corp.(b)	153,373	9,173,239
Marriott International, Inc., Class A	50,399	10,171,022
McDonald’s Corp.	69,622	20,413,170
MercadoLibre, Inc. (Brazil)(b)	6,572	8,136,465
NIKE, Inc., Class B	183,281	20,232,390
O’Reilly Automotive, Inc., Class R(b)	9,367	8,671,875
Starbucks Corp.	85,156	8,649,295
TJX Cos., Inc. (The)	110,264	9,541,144
Yum! Brands, Inc.	65,004	8,949,101
		140,030,133
Consumer Staples-5.94%
Costco Wholesale Corp.	41,121	23,055,311
Hershey Co. (The)	32,555	7,530,297
Monster Beverage Corp.(b)	147,475	8,478,338
		39,063,946
Financials-7.73%
Aon PLC, Class A	27,181	8,657,148
Mastercard, Inc., Class A	53,342	21,031,684
Visa, Inc., Class A(c)	88,778	21,105,194
		50,794,026
Health Care-13.11%
Boston Scientific Corp.(b)	165,913	8,602,589
DexCom, Inc.(b)	73,853	9,199,130
Eli Lilly and Co.	47,106	21,412,032
Humana, Inc.	16,852	7,698,499
IDEXX Laboratories, Inc.(b)	18,530	10,279,147
Mettler-Toledo International, Inc.(b)	6,304	7,927,091
UnitedHealth Group, Inc.	41,581	21,055,371
		86,173,859
Industrials-15.26%
Caterpillar, Inc.	40,172	10,652,409
Cintas Corp.	18,549	9,312,340
Copart, Inc.(b)	98,749	8,728,424
	Shares	Value
Industrials-(continued)
Deere & Co.	23,705	$10,183,668
Parker-Hannifin Corp.	25,986	10,654,520
Rockwell Automation, Inc.	30,680	10,317,377
Trane Technologies PLC(c)	50,850	10,141,524
TransDigm Group, Inc.	10,910	9,815,945
Uber Technologies, Inc.(b)	221,017	10,931,501
W.W. Grainger, Inc.	12,953	9,565,661
		100,303,369
Information Technology-28.84%
Accenture PLC, Class A	69,199	21,891,104
Adobe, Inc.(b)	53,825	29,397,600
Apple, Inc.	116,215	22,830,437
Arista Networks, Inc.(b)	60,826	9,433,504
Cadence Design Systems, Inc.(b)	41,524	9,717,031
Fortinet, Inc.(b)	125,490	9,753,083
Microsoft Corp.	63,242	21,244,253
Motorola Solutions, Inc.	29,939	8,581,415
Oracle Corp.	202,322	23,718,208
Palo Alto Networks, Inc.(b)(c)	45,032	11,256,199
Salesforce, Inc.(b)	96,481	21,709,190
		189,532,024
Materials-3.35%
Linde PLC	56,325	22,004,488
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $566,946,563)		657,867,405
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.04%
Invesco Private Government Fund, 5.24%(d)(e)(f)	5,599,922	5,599,922
Invesco Private Prime Fund, 5.38%(d)(e)(f)	14,399,799	14,399,799
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $19,998,735)		19,999,721
TOTAL INVESTMENTS IN SECURITIES-103.13% (Cost $586,945,298)		677,867,126
OTHER ASSETS LESS LIABILITIES-(3.13)%		(20,570,870)
NET ASSETS-100.00%		$657,296,256
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$158,266	$1,072,612	$(1,230,878)	$-	$-	$-	$1,191
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Large Cap Growth ETF (PWB)—(continued)
July 31, 2023
(Unaudited)
	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2023	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,733,945	$53,527,810	$(54,661,833)	$-	$-	$5,599,922	$98,898*
Invesco Private Prime Fund	17,315,858	94,450,329	(97,369,153)	1,016	1,749	14,399,799	258,292*
Total	$24,208,069	$149,050,751	$(153,261,864)	$1,016	$1,749	$19,999,721	$358,381

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Large Cap Value ETF (PWV)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.97%
Communication Services-3.41%
Comcast Corp., Class A	608,610	$27,545,689
Consumer Discretionary-9.50%
D.R. Horton, Inc.	99,277	12,610,164
Ford Motor Co.	896,198	11,838,776
General Motors Co.	314,557	12,069,552
Home Depot, Inc. (The)	83,327	27,817,886
Lennar Corp., Class A	98,162	12,449,886
		76,786,264
Consumer Staples-9.71%
Altria Group, Inc.	233,981	10,627,417
Archer-Daniels-Midland Co.	140,069	11,900,262
General Mills, Inc.	123,002	9,193,169
Kraft Heinz Co. (The)	271,714	9,830,613
Kroger Co. (The)	214,109	10,414,262
Walmart, Inc.	165,710	26,490,401
		78,456,124
Energy-16.55%
Chevron Corp.	156,691	25,644,049
ConocoPhillips	101,609	11,961,412
Energy Transfer L.P.	823,860	10,949,099
Exxon Mobil Corp.	231,008	24,773,298
Marathon Petroleum Corp.	95,635	12,721,368
Phillips 66	109,925	12,262,134
Pioneer Natural Resources Co.(b)	49,114	11,083,556
Valero Energy Corp.	93,451	12,046,768
Williams Cos., Inc. (The)(b)	357,815	12,326,727
		133,768,411
Financials-20.72%
Aflac, Inc.(b)	159,186	11,515,515
American International Group, Inc.	188,496	11,362,539
Bank of America Corp.	859,909	27,517,088
Chubb Ltd.	53,519	10,939,819
JPMorgan Chase & Co.	179,905	28,417,794
MetLife, Inc.	202,780	12,769,057
Morgan Stanley	297,391	27,229,120
Travelers Cos., Inc. (The)	58,635	10,120,987
Wells Fargo & Co.	596,339	27,527,008
		167,398,927
Health Care-20.69%
Abbott Laboratories	232,431	25,876,543
AbbVie, Inc.	172,479	25,799,409
AmerisourceBergen Corp.	61,385	11,472,857
Centene Corp.(c)	161,651	11,006,817
Cigna Group (The)	41,733	12,315,408
Gilead Sciences, Inc.	133,780	10,186,009
HCA Healthcare, Inc.	39,258	10,709,975
Johnson & Johnson	156,728	26,256,642
	Shares	Value
Health Care-(continued)
Merck & Co., Inc.	217,014	$23,144,543
Regeneron Pharmaceuticals, Inc.(c)	14,051	10,424,577
		167,192,780
Industrials-9.62%
Carrier Global Corp.(b)	253,252	15,081,156
FedEx Corp.	46,385	12,521,631
Lockheed Martin Corp.	23,226	10,367,390
PACCAR, Inc.	147,255	12,683,073
United Parcel Service, Inc., Class B	144,733	27,083,886
		77,737,136
Information Technology-6.43%
Applied Materials, Inc.	84,445	12,801,017
Cisco Systems, Inc.	502,466	26,148,331
KLA Corp.	25,355	13,031,202
		51,980,550
Materials-3.34%
Nucor Corp.	76,785	13,213,931
Southern Copper Corp. (Mexico)	157,708	13,789,987
		27,003,918
Total Common Stocks & Other Equity Interests (Cost $731,472,140)		807,869,799
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $73,111)	73,111	73,111
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $731,545,251)		807,942,910
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.13%
Invesco Private Government Fund, 5.24%(d)(e)(f)	2,552,090	2,552,090
Invesco Private Prime Fund, 5.38%(d)(e)(f)	6,562,517	6,562,517
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,114,607)		9,114,607
TOTAL INVESTMENTS IN SECURITIES-101.11% (Cost $740,659,858)		817,057,517
OTHER ASSETS LESS LIABILITIES-(1.11)%		(8,973,295)
NET ASSETS-100.00%		$808,084,222
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Large Cap Value ETF (PWV)—(continued)
July 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$8,693,212	$(8,620,101)	$-	$-	$73,111	$3,964
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	41,537,041	(38,984,951)	-	-	2,552,090	41,102*
Invesco Private Prime Fund	-	98,122,786	(91,558,981)	-	(1,288)	6,562,517	115,959*
Total	$-	$148,353,039	$(139,164,033)	$-	$(1,288)	$9,187,718	$161,025

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 100 Equal Weight ETF (EQWL)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-9.02%
Alphabet, Inc., Class A(b)	12,421	$1,648,515
Alphabet, Inc., Class C(b)	10,681	1,421,748
AT&T, Inc.	177,722	2,580,523
Charter Communications, Inc., Class A(b)	8,624	3,494,358
Comcast Corp., Class A	70,477	3,189,789
Meta Platforms, Inc., Class A(b)	10,692	3,406,471
Netflix, Inc.(b)	6,746	2,961,292
T-Mobile US, Inc.(b)	21,580	2,973,077
Verizon Communications, Inc.	79,899	2,722,958
Walt Disney Co. (The)(b)	30,830	2,740,479
		27,139,210
Consumer Discretionary-10.06%
Amazon.com, Inc.(b)	22,943	3,067,020
Booking Holdings, Inc.(b)	1,087	3,229,260
Ford Motor Co.	206,231	2,724,311
General Motors Co.	78,239	3,002,030
Home Depot, Inc. (The)	9,528	3,180,828
Lowe’s Cos., Inc.	13,551	3,174,593
McDonald’s Corp.	9,879	2,896,523
NIKE, Inc., Class B	26,775	2,955,692
Starbucks Corp.	28,937	2,939,131
Tesla, Inc.(b)	11,597	3,101,386
		30,270,774
Consumer Staples-11.64%
Altria Group, Inc.	62,696	2,847,652
Coca-Cola Co. (The)	46,867	2,902,473
Colgate-Palmolive Co.	37,359	2,848,997
Costco Wholesale Corp.	5,469	3,066,304
Kraft Heinz Co. (The)	76,847	2,780,325
Mondelez International, Inc., Class A	38,828	2,878,320
PepsiCo, Inc.	15,555	2,915,940
Philip Morris International, Inc.	30,622	3,053,626
Procter & Gamble Co. (The)	19,329	3,021,123
Target Corp.	22,325	3,046,693
Walgreens Boots Alliance, Inc.(c)	90,212	2,703,654
Walmart, Inc.	18,497	2,956,930
		35,022,037
Energy-2.98%
Chevron Corp.	17,834	2,918,712
ConocoPhillips	27,301	3,213,874
Exxon Mobil Corp.	26,395	2,830,600
		8,963,186
Financials-18.43%
American Express Co.	16,499	2,786,351
American International Group, Inc.	49,840	3,004,355
Bank of America Corp.	96,786	3,097,152
Bank of New York Mellon Corp. (The)	63,818	2,894,784
Berkshire Hathaway, Inc., Class B(b)	8,451	2,974,414
BlackRock, Inc.	4,149	3,065,489
Capital One Financial Corp.	25,403	2,972,659
Charles Schwab Corp. (The)	51,561	3,408,182
Citigroup, Inc.	58,713	2,798,262
Goldman Sachs Group, Inc. (The)	8,435	3,001,763
JPMorgan Chase & Co.	20,091	3,173,574
Mastercard, Inc., Class A	7,682	3,028,859
MetLife, Inc.	52,607	3,312,663
Morgan Stanley	32,868	3,009,394
PayPal Holdings, Inc.(b)	44,636	3,384,302
U.S. Bancorp	86,251	3,422,440
	Shares	Value
Financials-(continued)
Visa, Inc., Class A(c)	12,676	$3,013,465
Wells Fargo & Co.	67,287	3,105,968
		55,454,076
Health Care-13.55%
Abbott Laboratories	27,868	3,102,544
AbbVie, Inc.	20,499	3,066,240
Amgen, Inc.	12,950	3,032,242
Bristol-Myers Squibb Co.(c)	43,750	2,720,813
CVS Health Corp.	39,513	2,951,226
Danaher Corp.	12,046	3,072,453
Eli Lilly and Co.	6,360	2,890,938
Gilead Sciences, Inc.	36,281	2,762,435
Johnson & Johnson	17,713	2,967,459
Medtronic PLC	33,839	2,969,711
Merck & Co., Inc.	25,601	2,730,347
Pfizer, Inc.	72,733	2,622,752
Thermo Fisher Scientific, Inc.	5,462	2,996,781
UnitedHealth Group, Inc.	5,741	2,907,070
		40,793,011
Industrials-12.10%
3M Co.	28,368	3,163,032
Boeing Co. (The)(b)	13,039	3,114,365
Caterpillar, Inc.	12,057	3,197,155
Emerson Electric Co.	33,657	3,074,567
FedEx Corp.	12,665	3,418,917
General Dynamics Corp.	13,339	2,982,333
General Electric Co.	26,677	3,047,580
Honeywell International, Inc.	14,322	2,780,330
Lockheed Martin Corp.	6,121	2,732,231
RTX Corp.	28,532	2,508,819
Union Pacific Corp.	14,193	3,293,060
United Parcel Service, Inc., Class B	16,637	3,113,282
		36,425,671
Information Technology-14.24%
Accenture PLC, Class A	9,182	2,904,726
Adobe, Inc.(b)	6,252	3,414,655
Advanced Micro Devices, Inc.(b)	22,675	2,594,020
Apple, Inc.	15,658	3,076,014
Broadcom, Inc.	3,531	3,173,133
Cisco Systems, Inc.	57,077	2,970,287
Intel Corp.	90,449	3,235,361
International Business Machines Corp.	20,947	3,020,138
Microsoft Corp.	8,669	2,912,090
NVIDIA Corp.	7,324	3,422,432
Oracle Corp.	25,794	3,023,830
QUALCOMM, Inc.	23,793	3,144,721
Salesforce, Inc.(b)	13,163	2,961,807
Texas Instruments, Inc.	16,624	2,992,320
		42,845,534
Materials-2.05%
Dow, Inc.	54,711	3,089,530
Linde PLC(c)	7,856	3,069,104
		6,158,634
Real Estate-2.01%
American Tower Corp.	15,115	2,876,536
Simon Property Group, Inc.	25,600	3,189,760
		6,066,296
Utilities-3.83%
Duke Energy Corp.	30,965	2,898,944
See accompanying notes which are an integral part of this schedule.

Invesco S&P 100 Equal Weight ETF (EQWL)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
Exelon Corp.	70,727	$2,960,632
NextEra Energy, Inc.	38,281	2,805,997
Southern Co. (The)	39,767	2,876,745
		11,542,318
Total Common Stocks & Other Equity Interests (Cost $280,223,322)		300,680,747
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $1,191)	1,191	1,191
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.91% (Cost $280,224,513)		300,681,938
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.47%
Invesco Private Government Fund, 5.24%(d)(e)(f)	4,218,846	$4,218,846
Invesco Private Prime Fund, 5.38%(d)(e)(f)	3,201,676	3,201,676
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $7,420,522)		7,420,522
TOTAL INVESTMENTS IN SECURITIES-102.38% (Cost $287,645,035)		308,102,460
OTHER ASSETS LESS LIABILITIES-(2.38)%		(7,167,432)
NET ASSETS-100.00%		$300,935,028

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$17,471	$1,679,976	$(1,696,256)	$-	$-	$1,191	$1,169
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,144,515	23,833,349	(23,759,018)	-	-	4,218,846	24,549*
Invesco Private Prime Fund	10,657,324	33,979,827	(41,435,433)	-	(42)	3,201,676	62,075*
Total	$14,819,310	$59,493,152	$(66,890,707)	$-	$(42)	$7,421,713	$87,793

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 GARP ETF (SPGP)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-1.29%
Alphabet, Inc., Class C(b)	324,023	$43,130,702
Consumer Discretionary-9.28%
D.R. Horton, Inc.	434,137	55,144,082
Lennar Corp., Class A	326,347	41,390,590
NVR, Inc.(b)	5,792	36,526,900
Pool Corp.(c)	134,907	51,904,119
PulteGroup, Inc.	605,999	51,140,256
Tractor Supply Co.(c)	183,504	41,103,061
Ulta Beauty, Inc.(b)	76,173	33,881,750
		311,090,758
Consumer Staples-3.29%
Archer-Daniels-Midland Co.	486,334	41,318,936
Bunge Ltd.(c)	371,864	40,410,461
Procter & Gamble Co. (The)	183,130	28,623,219
		110,352,616
Energy-25.23%
APA Corp.	1,351,254	54,712,274
Chevron Corp.	319,206	52,241,254
ConocoPhillips	459,003	54,033,833
Coterra Energy, Inc.	2,238,866	61,658,370
Devon Energy Corp.(c)	1,070,587	57,811,698
Diamondback Energy, Inc.(c)	474,676	69,929,268
EOG Resources, Inc.	335,724	44,493,502
EQT Corp.(c)	1,322,344	55,776,470
Exxon Mobil Corp.	345,439	37,044,878
Marathon Oil Corp.	2,074,552	54,498,481
Marathon Petroleum Corp.	493,621	65,661,465
Occidental Petroleum Corp.(c)	789,169	49,820,239
ONEOK, Inc.	698,363	46,818,256
Phillips 66	342,405	38,195,278
Pioneer Natural Resources Co.	230,618	52,043,564
Valero Energy Corp.	391,189	50,428,174
		845,167,004
Financials-3.46%
American International Group, Inc.	476,959	28,751,089
Arch Capital Group Ltd.(b)(c)	368,406	28,621,462
Capital One Financial Corp.	257,605	30,144,937
Discover Financial Services(c)	268,084	28,296,266
		115,813,754
Health Care-11.14%
Cigna Group (The)	99,846	29,464,555
Elevance Health, Inc.	66,589	31,405,370
Humana, Inc.	53,481	24,431,725
IDEXX Laboratories, Inc.(b)	59,786	33,165,088
Moderna, Inc.(b)	547,051	64,366,021
Molina Healthcare, Inc.(b)	148,619	45,252,999
Pfizer, Inc.	1,343,923	48,461,863
Regeneron Pharmaceuticals, Inc.(b)	56,354	41,809,596
Vertex Pharmaceuticals, Inc.(b)	155,566	54,812,125
		373,169,342
Industrials-9.95%
C.H. Robinson Worldwide, Inc.(c)	401,250	40,197,225
Copart, Inc.(b)	399,539	35,315,252
Expeditors International of Washington, Inc.(c)	443,759	56,490,521
Generac Holdings, Inc.(b)(c)	359,728	55,290,194
J.B. Hunt Transport Services, Inc.	198,778	40,538,785
	Shares	Value
Industrials-(continued)
Old Dominion Freight Line, Inc.	111,843	$46,917,020
United Parcel Service, Inc., Class B	156,483	29,282,664
W.W. Grainger, Inc.	39,505	29,174,047
		333,205,708
Information Technology-19.67%
Accenture PLC, Class A	83,903	26,542,714
Adobe, Inc.(b)	78,821	43,049,666
Apple, Inc.	207,957	40,853,153
Applied Materials, Inc.	321,100	48,675,549
Arista Networks, Inc.(b)(c)	242,697	37,639,878
Autodesk, Inc.(b)	183,425	38,884,266
Broadcom, Inc.	42,102	37,834,962
Gartner, Inc.(b)	98,277	34,749,764
KLA Corp.	105,966	54,461,226
Lam Research Corp.	72,044	51,762,893
Microsoft Corp.	102,538	34,444,565
NXP Semiconductors N.V. (China)	265,646	59,233,745
QUALCOMM, Inc.	404,259	53,430,912
Skyworks Solutions, Inc.(c)	339,305	38,806,313
Teradyne, Inc.(c)	269,083	30,390,234
Texas Instruments, Inc.	156,694	28,204,920
		658,964,760
Materials-14.12%
Albemarle Corp.	212,333	45,074,049
Celanese Corp.	333,980	41,877,752
CF Industries Holdings, Inc.	925,672	75,979,158
Dow, Inc.	624,915	35,288,950
DuPont de Nemours, Inc.	543,326	42,178,398
LyondellBasell Industries N.V., Class A(c)	316,638	31,302,833
Mosaic Co. (The)	1,672,232	68,160,176
Nucor Corp.(c)	391,658	67,400,425
Steel Dynamics, Inc.	618,174	65,884,985
		473,146,726
Real Estate-2.58%
Public Storage	108,718	30,631,297
Weyerhaeuser Co.	1,639,469	55,840,314
		86,471,611
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.01% (Cost $3,049,683,825)		3,350,512,981
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.05%
Invesco Private Government Fund, 5.24%(d)(e)(f)	47,372,528	47,372,528
Invesco Private Prime Fund, 5.38%(d)(e)(f)	121,815,072	121,815,072
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $169,185,223)		169,187,600
TOTAL INVESTMENTS IN SECURITIES-105.06% (Cost $3,218,869,048)		3,519,700,581
OTHER ASSETS LESS LIABILITIES-(5.06)%		(169,430,800)
NET ASSETS-100.00%		$3,350,269,781
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 GARP ETF (SPGP)—(continued)
July 31, 2023
(Unaudited)
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$9,272,780	$(9,272,780)	$-	$-	$-	$6,866
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	72,100,398	237,588,823	(262,316,693)	-	-	47,372,528	624,540*
Invesco Private Prime Fund	125,583,975	472,589,943	(476,351,234)	8,779	(16,391)	121,815,072	1,651,479*
Total	$197,684,373	$719,451,546	$(747,940,707)	$8,779	$(16,391)	$169,187,600	$2,282,885

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P 500 Value with Momentum ETF (SPVM)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-1.23%
Comcast Corp., Class A	6,297	$285,002
Omnicom Group, Inc.	2,599	219,927
		504,929
Consumer Discretionary-11.74%
BorgWarner, Inc.	10,532	489,738
D.R. Horton, Inc.	4,028	511,636
Ford Motor Co.	50,722	670,038
Genuine Parts Co.	1,648	256,627
Lennar Corp., Class A	4,866	617,155
LKQ Corp.	5,886	322,494
MGM Resorts International	9,022	458,047
NVR, Inc.(b)	43	271,177
PulteGroup, Inc.	7,703	650,056
Ralph Lauren Corp.	2,435	319,788
Tapestry, Inc.	6,090	262,783
		4,829,539
Consumer Staples-4.47%
Conagra Brands, Inc.	8,442	276,982
Dollar Tree, Inc.(b)	1,947	300,481
JM Smucker Co. (The)	1,772	266,952
Kraft Heinz Co. (The)	11,110	401,960
Molson Coors Beverage Co., Class B	4,526	315,779
Walmart, Inc.	1,718	274,639
		1,836,793
Energy-24.23%
APA Corp.	12,303	498,148
Chevron Corp.	2,635	431,244
ConocoPhillips	3,462	407,547
Coterra Energy, Inc.	21,940	604,228
Devon Energy Corp.	9,322	503,388
Diamondback Energy, Inc.	3,778	556,575
EOG Resources, Inc.	3,281	434,831
EQT Corp.	16,744	706,262
Exxon Mobil Corp.	4,142	444,188
Kinder Morgan, Inc.	22,108	391,533
Marathon Oil Corp.	22,839	599,980
Marathon Petroleum Corp.	7,288	969,450
Occidental Petroleum Corp.	6,782	428,148
ONEOK, Inc.	5,071	339,960
Phillips 66	8,548	953,529
Pioneer Natural Resources Co.	1,894	427,419
Targa Resources Corp.	3,733	306,069
Valero Energy Corp.	7,451	960,508
		9,963,007
Financials-18.59%
Aflac, Inc.	5,068	366,619
Arch Capital Group Ltd.(b)	4,075	316,587
Bank of New York Mellon Corp. (The)	10,674	484,173
Chubb Ltd.	1,767	361,192
Citigroup, Inc.	13,414	639,311
Discover Financial Services	3,490	368,370
Everest Group Ltd.	1,014	365,557
Globe Life, Inc.	2,702	303,083
Goldman Sachs Group, Inc. (The)	1,239	440,923
Hartford Financial Services Group, Inc. (The)	5,704	410,004
JPMorgan Chase & Co.	2,599	410,538
MetLife, Inc.	8,025	505,334
Morgan Stanley	3,733	341,793
Principal Financial Group, Inc.	8,224	656,851
	Shares	Value
Financials-(continued)
Raymond James Financial, Inc.	3,214	$353,765
State Street Corp.	6,320	457,821
Travelers Cos., Inc. (The)	2,041	352,297
Wells Fargo & Co.	11,037	509,468
		7,643,686
Health Care-9.71%
AmerisourceBergen Corp.	2,570	480,333
Cardinal Health, Inc.	4,644	424,787
Cigna Group (The)	2,123	626,497
Elevance Health, Inc.	737	347,591
Henry Schein, Inc.(b)	3,979	313,505
Humana, Inc.	608	277,753
McKesson Corp.	1,166	469,198
Molina Healthcare, Inc.(b)	1,228	373,914
Quest Diagnostics, Inc.	1,857	251,085
Universal Health Services, Inc., Class B	3,086	428,831
		3,993,494
Industrials-10.61%
C.H. Robinson Worldwide, Inc.	3,749	375,575
Carrier Global Corp.	5,201	309,720
Cummins, Inc.	1,457	379,986
Expeditors International of Washington, Inc.	2,104	267,839
FedEx Corp.	1,676	452,436
General Electric Co.	2,499	285,486
Huntington Ingalls Industries, Inc.	1,699	390,209
PACCAR, Inc.	4,259	366,828
RTX Corp.	2,580	226,859
Snap-on, Inc.	878	239,202
Textron, Inc.	5,332	414,670
United Rentals, Inc.	721	335,034
Wabtec Corp.	2,689	318,485
		4,362,329
Information Technology-1.38%
Hewlett Packard Enterprise Co.	32,590	566,414
Materials-7.31%
Albemarle Corp.	1,796	381,255
Corteva, Inc.	4,613	260,312
DuPont de Nemours, Inc.	7,500	582,225
LyondellBasell Industries N.V., Class A	5,073	501,517
Nucor Corp.	3,877	667,193
Steel Dynamics, Inc.	5,775	615,499
		3,008,001
Real Estate-0.65%
VICI Properties, Inc.	8,470	266,636
Utilities-9.98%
Ameren Corp.	2,944	252,213
American Electric Power Co., Inc.	3,101	262,779
Atmos Energy Corp.	2,253	274,213
CenterPoint Energy, Inc.	9,045	272,164
Consolidated Edison, Inc.	3,549	336,658
Edison International	3,733	268,627
Evergy, Inc.	5,349	320,780
NiSource, Inc.	10,336	287,754
NRG Energy, Inc.	9,524	361,817
PG&E Corp.(b)	19,079	335,981
Pinnacle West Capital Corp.	3,881	321,424
PPL Corp.	10,878	299,471
See accompanying notes which are an integral part of this schedule.

Invesco S&P 500 Value with Momentum ETF (SPVM)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
Sempra	1,856	$276,581
Xcel Energy, Inc.	3,765	236,178
		4,106,640
Total Common Stocks & Other Equity Interests (Cost $39,824,975)		41,081,468
Money Market Funds-0.20%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(c)(d) (Cost $80,246)	80,246	80,246
TOTAL INVESTMENTS IN SECURITIES-100.10% (Cost $39,905,221)		41,161,714
OTHER ASSETS LESS LIABILITIES-(0.10)%		(40,183)
NET ASSETS-100.00%		$41,121,531
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$22,944	$504,810	$(447,508)	$-	$-	$80,246	$736
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	373,141	(373,141)	-	-	-	179*
Invesco Private Prime Fund	-	1,157,410	(1,157,395)	-	(15)	-	557*
Total	$22,944	$2,035,361	$(1,978,044)	$-	$(15)	$80,246	$1,472

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Momentum ETF (XMMO)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Communication Services-4.24%
Iridium Communications, Inc.(b)	394,377	$20,724,512
Nexstar Media Group, Inc., Class A	65,056	12,147,256
World Wrestling Entertainment, Inc., Class A(b)	148,778	15,621,690
		48,493,458
Consumer Discretionary-8.64%
Deckers Outdoor Corp.(c)	43,109	23,437,932
Grand Canyon Education, Inc.(c)	73,590	7,988,195
H&R Block, Inc.(b)	513,626	17,262,970
Harley-Davidson, Inc.(b)	227,528	8,784,856
Murphy USA, Inc.(b)	47,538	14,595,592
Service Corp. International(b)	260,285	17,347,995
Visteon Corp.(c)	60,445	9,313,970
		98,731,510
Consumer Staples-6.24%
Casey’s General Stores, Inc.	76,288	19,274,926
Celsius Holdings, Inc.(b)(c)	103,392	14,960,822
Lancaster Colony Corp.(b)	33,688	6,489,320
Performance Food Group Co.(c)	328,333	19,621,180
Post Holdings, Inc.(b)(c)	127,659	10,889,313
		71,235,561
Energy-9.02%
Antero Resources Corp.(b)(c)	485,699	12,992,448
ChampionX Corp.(b)	399,871	14,235,408
HF Sinclair Corp.(b)	352,727	18,373,549
Matador Resources Co.	212,991	11,848,689
Murphy Oil Corp.	256,728	11,108,621
NOV, Inc.(b)	791,935	15,902,055
PBF Energy, Inc., Class A(b)	392,267	18,609,146
		103,069,916
Financials-12.91%
American Financial Group, Inc.	125,742	15,291,485
Federated Hermes, Inc., Class B	146,456	4,954,606
FirstCash Holdings, Inc.	72,252	6,884,171
International Bancshares Corp.	72,571	3,602,424
Kinsale Capital Group, Inc.	44,672	16,646,127
Reinsurance Group of America, Inc.	152,391	21,388,077
RenaissanceRe Holdings Ltd. (Bermuda)	79,130	14,778,319
RLI Corp.	104,728	13,971,762
Selective Insurance Group, Inc.	111,046	11,458,837
United Bankshares, Inc.(b)	221,247	7,398,500
Unum Group	639,813	31,101,310
		147,475,618
Health Care-12.09%
Acadia Healthcare Co., Inc.(c)	285,271	22,544,967
Encompass Health Corp.	198,090	13,079,883
Haemonetics Corp.(c)	168,796	15,569,743
Halozyme Therapeutics, Inc.(b)(c)	345,209	14,830,178
Lantheus Holdings, Inc.(c)	223,073	19,293,584
Neurocrine Biosciences, Inc.(c)	226,970	23,125,973
Option Care Health, Inc.(c)	243,155	8,213,776
United Therapeutics Corp.(b)(c)	88,221	21,413,001
		138,071,105
Industrials-24.32%
AECOM(b)	277,223	24,118,401
CACI International, Inc., Class A(c)	45,247	15,856,359
Clean Harbors, Inc.(c)	117,822	19,589,086
Curtiss-Wright Corp.(b)	72,746	13,920,675
	Shares	Value
Industrials-(continued)
EMCOR Group, Inc.(b)	92,738	$19,942,379
ExlService Holdings, Inc.(c)	75,873	10,694,299
Fluor Corp.(b)(c)	416,356	12,898,709
Hexcel Corp.	172,076	12,162,332
Hubbell, Inc.	98,184	30,633,408
KBR, Inc.	207,740	12,773,933
Lincoln Electric Holdings, Inc.	149,167	29,939,309
nVent Electric PLC	241,965	12,795,109
Ryder System, Inc.	89,304	9,122,404
Science Applications International Corp.	118,060	14,325,400
Timken Co. (The)(b)	110,399	10,251,651
Univar Solutions, Inc.(c)	296,209	10,704,993
Valmont Industries, Inc.	68,550	18,148,612
		277,877,059
Information Technology-8.82%
Allegro MicroSystems, Inc. (Japan)(b)(c)	112,303	5,795,958
Aspen Technology, Inc.(b)(c)	53,307	9,515,299
Belden, Inc.(b)	102,245	9,880,957
Jabil, Inc.	233,290	25,818,204
National Instruments Corp.	247,696	14,614,064
Super Micro Computer, Inc.(b)(c)	106,513	35,178,049
		100,802,531
Materials-11.19%
Ashland, Inc.	69,113	6,314,164
Cabot Corp.(b)	112,461	7,984,731
Commercial Metals Co.	345,605	19,775,518
Greif, Inc., Class A(b)	42,776	3,164,141
Olin Corp.	198,532	11,451,326
Reliance Steel & Aluminum Co.(b)	167,262	48,984,349
Royal Gold, Inc.(b)	113,400	13,623,876
Silgan Holdings, Inc.	160,242	7,026,612
United States Steel Corp.	373,979	9,536,464
		127,861,181
Real Estate-0.94%
Agree Realty Corp.	164,885	10,681,250
Utilities-1.55%
New Jersey Resources Corp.	215,776	9,645,187
Ormat Technologies, Inc.(b)	99,456	8,085,773
		17,730,960
Total Common Stocks & Other Equity Interests (Cost $977,217,411)		1,142,030,149
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $333,211)	333,211	333,211
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $977,550,622)		1,142,363,360
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.91%
Invesco Private Government Fund, 5.24%(d)(e)(f)	28,496,075	28,496,075
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Momentum ETF (XMMO)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.38%(d)(e)(f)	73,275,621	$73,275,621
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $101,770,667)		101,771,696
TOTAL INVESTMENTS IN SECURITIES-108.90% (Cost $1,079,321,289)		1,244,135,056
OTHER ASSETS LESS LIABILITIES-(8.90)%		(101,640,604)
NET ASSETS-100.00%		$1,142,494,452
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Non-income producing security.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$333,211	$2,842,933	$(2,842,933)	$-	$-	$333,211	$2,431
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	27,988,178	80,730,349	(80,222,452)	-	-	28,496,075	268,179*
Invesco Private Prime Fund	71,341,758	173,660,184	(171,725,677)	4,708	(5,352)	73,275,621	723,126*
Total	$99,663,147	$257,233,466	$(254,791,062)	$4,708	$(5,352)	$102,104,907	$993,736

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Quality ETF (XMHQ)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Consumer Discretionary-15.34%
Boyd Gaming Corp.	133,289	$9,106,304
Capri Holdings Ltd.(b)(c)	206,607	7,625,864
Deckers Outdoor Corp.(b)(c)	45,200	24,574,788
Gentex Corp.(c)	378,202	12,700,023
Grand Canyon Education, Inc.(b)(c)	60,793	6,599,080
Light & Wonder, Inc.(b)(c)	226,163	15,899,259
Murphy USA, Inc.(c)	49,984	15,346,588
Polaris, Inc.(c)	91,310	12,403,550
Taylor Morrison Home Corp., Class A(b)	193,795	9,383,554
Texas Roadhouse, Inc.	123,289	13,752,887
Toll Brothers, Inc.(c)	161,878	13,003,660
TopBuild Corp.(b)	53,633	14,691,688
Williams-Sonoma, Inc.(c)	153,307	21,254,483
		176,341,728
Consumer Staples-1.13%
Boston Beer Co., Inc. (The), Class A(b)(c)	17,590	6,533,630
Coca-Cola Consolidated, Inc.	10,152	6,430,378
		12,964,008
Energy-12.11%
Antero Resources Corp.(b)(c)	544,563	14,567,060
ChampionX Corp.(c)	322,280	11,473,168
CNX Resources Corp.(b)(c)	409,798	8,359,879
Matador Resources Co.	208,220	11,583,279
Murphy Oil Corp.	254,017	10,991,316
PBF Energy, Inc., Class A	349,895	16,599,019
PDC Energy, Inc.	185,860	14,104,915
Range Resources Corp.(c)	715,450	22,486,593
Southwestern Energy Co.(b)(c)	3,284,803	21,285,523
Valaris Ltd.(b)(c)	101,572	7,800,730
		139,251,482
Financials-10.74%
Affiliated Managers Group, Inc.	69,037	9,571,290
American Financial Group, Inc.	125,314	15,239,436
East West Bancorp, Inc.(c)	234,506	14,588,618
Essent Group Ltd.(c)	183,559	9,104,526
Evercore, Inc., Class A(c)	69,283	9,357,362
Federated Hermes, Inc., Class B	150,471	5,090,434
Kinsale Capital Group, Inc.	37,714	14,053,368
MGIC Investment Corp.	513,206	8,591,068
RLI Corp.	123,412	16,464,395
SEI Investments Co.	196,720	12,391,393
Western Union Co. (The)(c)	739,941	9,012,481
		123,464,371
Health Care-4.06%
Azenta, Inc.(b)(c)	110,171	5,175,833
Chemed Corp.(c)	30,807	16,053,220
Medpace Holdings, Inc.(b)	80,807	20,457,908
Patterson Cos., Inc.	151,865	4,994,840
		46,681,801
Industrials-33.46%
Acuity Brands, Inc.	52,373	8,654,115
Advanced Drainage Systems, Inc.(c)	105,146	12,826,761
AGCO Corp.	103,124	13,725,804
Builders FirstSource, Inc.(b)(c)	349,546	50,484,929
Carlisle Cos., Inc.(c)	95,145	26,374,194
Donaldson Co., Inc.(c)	230,255	14,466,922
EMCOR Group, Inc.	87,676	18,853,847
ExlService Holdings, Inc.(b)(c)	60,056	8,464,893
	Shares	Value
Industrials-(continued)
Exponent, Inc.	102,230	$9,157,763
Fortune Brands Innovations, Inc.(c)	262,713	18,671,013
Genpact Ltd.(c)	301,104	10,866,843
Graco, Inc.	274,300	21,760,219
Hubbell, Inc.	96,109	29,986,008
Insperity, Inc.(c)	85,878	10,103,547
Landstar System, Inc.	96,041	19,552,987
MSC Industrial Direct Co., Inc., Class A(c)	82,287	8,304,404
Owens Corning	166,981	23,375,670
Terex Corp.	109,174	6,400,872
Tetra Tech, Inc.	100,743	17,046,723
Trex Co., Inc.(b)(c)	181,878	12,575,045
UFP Industries, Inc.	106,144	10,907,357
Watsco, Inc.(c)	62,926	23,797,984
Watts Water Technologies, Inc., Class A	45,138	8,419,591
		384,777,491
Information Technology-14.36%
Belden, Inc.(c)	76,721	7,414,317
Cognex Corp.(c)	307,676	16,805,263
Crane NXT Co.(c)	81,234	4,804,991
IPG Photonics Corp.(b)	63,410	8,335,245
Jabil, Inc.	252,111	27,901,124
Lattice Semiconductor Corp.(b)(c)	333,300	30,310,302
Manhattan Associates, Inc.(b)	224,109	42,719,658
Power Integrations, Inc.(c)	126,848	12,322,015
Qualys, Inc.(b)(c)	104,606	14,519,313
		165,132,228
Materials-8.71%
Ashland, Inc.	90,500	8,268,080
Cabot Corp.(c)	94,433	6,704,743
Eagle Materials, Inc.(c)	81,175	14,966,235
Greif, Inc., Class A(c)	43,985	3,253,571
Louisiana-Pacific Corp.	155,690	11,852,680
NewMarket Corp.(c)	15,139	6,838,286
Olin Corp.	257,166	14,833,335
Reliance Steel & Aluminum Co.	114,247	33,458,376
		100,175,306
Total Common Stocks & Other Equity Interests (Cost $1,007,907,011)		1,148,788,415
Money Market Funds-0.08%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $956,099)	956,099	956,099
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.99% (Cost $1,008,863,110)		1,149,744,514
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-11.71%
Invesco Private Government Fund, 5.24%(d)(e)(f)	37,691,359	37,691,359
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Quality ETF (XMHQ)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 5.38%(d)(e)(f)	96,920,636	$96,920,636
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $134,609,744)		134,611,995
TOTAL INVESTMENTS IN SECURITIES-111.70% (Cost $1,143,472,854)		1,284,356,509
OTHER ASSETS LESS LIABILITIES-(11.70)%		(134,531,917)
NET ASSETS-100.00%		$1,149,824,592
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$547,107	$2,888,422	$(2,479,430)	$-	$-	$956,099	$6,324
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	29,590,609	146,007,709	(137,906,959)	-	-	37,691,359	350,900*
Invesco Private Prime Fund	76,090,138	259,161,458	(238,326,634)	7,017	(11,343)	96,920,636	975,687*
Total	$106,227,854	$408,057,589	$(378,713,023)	$7,017	$(11,343)	$135,568,094	$1,332,911

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P MidCap Value with Momentum ETF (XMVM)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.00%
Communication Services-1.12%
Nexstar Media Group, Inc., Class A	11,604	$2,166,699
Consumer Discretionary-17.55%
Adient PLC(b)	75,073	3,195,107
AutoNation, Inc.(b)	21,952	3,533,833
Brunswick Corp.	19,138	1,651,801
Foot Locker, Inc.	152,954	4,109,874
Graham Holdings Co., Class B	3,893	2,284,218
Harley-Davidson, Inc.	65,037	2,511,079
KB Home	68,489	3,696,351
Light & Wonder, Inc.(b)	35,458	2,492,697
Murphy USA, Inc.	7,543	2,315,927
PVH Corp.	23,019	2,063,423
Taylor Morrison Home Corp., Class A(b)	71,464	3,460,287
Toll Brothers, Inc.	34,956	2,808,016
		34,122,613
Consumer Staples-6.95%
BJ’s Wholesale Club Holdings, Inc.(b)(c)	22,902	1,518,632
Casey’s General Stores, Inc.	6,529	1,649,617
Ingredion, Inc.	13,507	1,502,789
Performance Food Group Co.(b)	51,554	3,080,867
Post Holdings, Inc.(b)	19,778	1,687,063
Sprouts Farmers Market, Inc.(b)(c)	43,651	1,713,302
US Foods Holding Corp.(b)	55,393	2,366,943
		13,519,213
Energy-14.15%
Chord Energy Corp.(c)	20,498	3,214,906
HF Sinclair Corp.	112,807	5,876,117
Matador Resources Co.	45,171	2,512,863
Murphy Oil Corp.	72,893	3,154,080
PBF Energy, Inc., Class A	134,119	6,362,605
PDC Energy, Inc.	41,746	3,168,104
Range Resources Corp.(c)	102,481	3,220,978
		27,509,653
Financials-23.10%
Affiliated Managers Group, Inc.	13,858	1,921,273
Bank OZK(c)	52,725	2,305,664
CNO Financial Group, Inc.(c)	93,897	2,415,031
Essent Group Ltd.	46,468	2,304,813
F.N.B. Corp.(c)	222,008	2,839,482
First American Financial Corp.(c)	29,661	1,879,914
Home BancShares, Inc.(c)	64,183	1,560,289
International Bancshares Corp.	38,364	1,904,389
Jefferies Financial Group, Inc.(c)	76,812	2,825,913
Kemper Corp.	29,177	1,487,152
MGIC Investment Corp.	159,633	2,672,256
New York Community Bancorp, Inc.(c)	206,299	2,861,367
Old Republic International Corp.	76,735	2,115,584
Prosperity Bancshares, Inc.(c)	36,377	2,303,392
Reinsurance Group of America, Inc.	14,666	2,058,373
Stifel Financial Corp.	29,920	1,901,117
Texas Capital Bancshares, Inc.(b)	46,362	2,960,214
United Bankshares, Inc.(c)	59,931	2,004,093
Unum Group	63,067	3,065,687
Voya Financial, Inc.(c)	20,510	1,523,072
		44,909,075
	Shares	Value
Health Care-1.68%
Perrigo Co. PLC(c)	45,688	$1,674,008
Tenet Healthcare Corp.(b)	21,349	1,595,411
		3,269,419
Industrials-14.05%
AGCO Corp.	15,879	2,113,495
Builders FirstSource, Inc.(b)	13,763	1,987,790
Fluor Corp.(b)(c)	68,276	2,115,191
Knight-Swift Transportation Holdings, Inc.	29,773	1,808,710
MDU Resources Group, Inc.	75,587	1,671,984
Owens Corning	15,111	2,115,389
Regal Rexnord Corp.	9,853	1,538,842
Ryder System, Inc.	43,133	4,406,036
Terex Corp.	31,687	1,857,809
Timken Co. (The)	16,328	1,516,218
UFP Industries, Inc.(c)	25,419	2,612,056
Univar Solutions, Inc.(b)	52,496	1,897,205
Werner Enterprises, Inc.(c)	35,672	1,677,297
		27,318,022
Information Technology-10.29%
Amkor Technology, Inc.(c)	68,703	1,998,570
Arrow Electronics, Inc.(b)	29,115	4,150,052
Avnet, Inc.	105,843	5,133,386
Crane NXT Co.(c)	34,648	2,049,429
Jabil, Inc.	20,484	2,266,964
Kyndryl Holdings, Inc.(b)	189,339	2,586,371
Vishay Intertechnology, Inc.(c)	64,754	1,822,825
		20,007,597
Materials-8.19%
Ashland, Inc.	15,373	1,404,477
Commercial Metals Co.	61,830	3,537,913
Greif, Inc., Class A	40,734	3,013,094
Olin Corp.	37,599	2,168,710
Reliance Steel & Aluminum Co.	7,425	2,174,486
Sonoco Products Co.	22,833	1,338,927
Worthington Industries, Inc.(c)	30,683	2,289,565
		15,927,172
Utilities-2.92%
ALLETE, Inc.	23,387	1,343,115
NorthWestern Corp.(c)	24,947	1,408,757
Portland General Electric Co.(c)	27,412	1,306,730
Spire, Inc.(c)	25,266	1,606,160
		5,664,762
Total Common Stocks & Other Equity Interests (Cost $173,499,805)		194,414,225
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $131,019)	131,019	131,019
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.07% (Cost $173,630,824)		194,545,244
See accompanying notes which are an integral part of this schedule.

Invesco S&P MidCap Value with Momentum ETF (XMVM)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.78%
Invesco Private Government Fund, 5.24%(d)(e)(f)	6,959,757	$6,959,757
Invesco Private Prime Fund, 5.38%(d)(e)(f)	17,896,517	17,896,517
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $24,855,373)		24,856,274
TOTAL INVESTMENTS IN SECURITIES-112.85% (Cost $198,486,197)		219,401,518
OTHER ASSETS LESS LIABILITIES-(12.85)%		(24,976,657)
NET ASSETS-100.00%		$194,424,861
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$234,059	$725,825	$(828,865)	$-	$-	$131,019	$1,534
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	10,391,714	26,735,691	(30,167,648)	-	-	6,959,757	77,144*
Invesco Private Prime Fund	25,480,378	53,297,306	(60,880,603)	1,263	(1,827)	17,896,517	205,601*
Total	$36,106,151	$80,758,822	$(91,877,116)	$1,263	$(1,827)	$24,987,293	$284,279

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Momentum ETF (XSMO)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Communication Services-0.44%
ATN International, Inc.	5,830	$211,862
Gogo, Inc.(b)(c)	35,411	533,644
		745,506
Consumer Discretionary-6.80%
Academy Sports & Outdoors, Inc.(c)	49,511	2,960,263
Adtalem Global Education, Inc.(b)(c)	25,897	1,119,787
Asbury Automotive Group, Inc.(b)(c)	12,397	2,796,763
Buckle, Inc. (The)(c)	16,144	590,225
Chuy’s Holdings, Inc.(b)(c)	10,224	425,216
Haverty Furniture Cos., Inc., (Acquired 03/17/2023 - 04/19/2023; Cost $233,011)(d)	7,327	260,841
Oxford Industries, Inc.	10,309	1,111,826
Perdoceo Education Corp.(b)	47,529	634,512
Strategic Education, Inc.(c)	20,566	1,544,507
		11,443,940
Consumer Staples-9.34%
Cal-Maine Foods, Inc.	32,830	1,516,418
Chefs’ Warehouse, Inc. (The)(b)(c)	17,400	632,316
elf Beauty, Inc.(b)	54,510	6,362,407
Hostess Brands, Inc.(b)	60,185	1,446,847
Inter Parfums, Inc.	9,126	1,364,885
MGP Ingredients, Inc.(c)	9,051	1,031,904
SpartanNash Co.	22,414	502,970
Tootsie Roll Industries, Inc.	15,671	546,291
TreeHouse Foods, Inc.(b)(c)	26,560	1,370,762
Vector Group Ltd.	71,763	941,531
		15,716,331
Energy-12.91%
Archrock, Inc.	70,817	825,726
Baytex Energy Corp. (Canada)(b)	1	3
Civitas Resources, Inc.(c)	26,939	2,016,654
Comstock Resources, Inc.(c)	79,471	1,013,255
CONSOL Energy, Inc.	35,112	2,616,546
Dorian LPG Ltd.	34,235	1,018,149
Helix Energy Solutions Group, Inc.(b)(c)	147,203	1,413,149
Helmerich & Payne, Inc.	81,589	3,652,740
Nabors Industries Ltd.(b)(c)	5,723	701,010
Northern Oil and Gas, Inc.(c)	42,184	1,660,784
Oceaneering International, Inc.(b)	66,481	1,492,498
Par Pacific Holdings, Inc.(b)	51,517	1,621,755
Patterson-UTI Energy, Inc.(c)	152,701	2,418,784
RPC, Inc.	55,267	459,821
Talos Energy, Inc.(b)(c)	50,007	800,112
		21,710,986
Financials-6.96%
Assured Guaranty Ltd.	28,874	1,726,088
Avantax, Inc.(b)	42,741	1,106,137
BancFirst Corp.(c)	8,379	837,062
City Holding Co.(c)	10,160	1,004,926
CVB Financial Corp.(c)	66,880	1,262,025
Employers Holdings, Inc.	16,014	618,621
EZCORP, Inc., Class A(b)(c)	40,904	370,590
Genworth Financial, Inc., Class A(b)	379,645	2,224,720
Heritage Financial Corp.	21,032	394,560
S&T Bancorp, Inc.	25,086	792,216
	Shares	Value
Financials-(continued)
StoneX Group, Inc.(b)	12,060	$1,109,640
United Fire Group, Inc.	10,591	254,608
		11,701,193
Health Care-10.62%
Addus HomeCare Corp.(b)(c)	10,401	952,420
Amphastar Pharmaceuticals, Inc.(b)	19,475	1,181,938
Catalyst Pharmaceuticals, Inc.(b)	102,849	1,422,402
Collegium Pharmaceutical, Inc.(b)	25,577	582,132
Corcept Therapeutics, Inc.(b)(c)	44,347	1,129,962
Cross Country Healthcare, Inc.(b)(c)	15,844	408,775
Cytokinetics, Inc.(b)(c)	41,915	1,397,865
Ensign Group, Inc. (The)	32,419	3,140,428
Harmony Biosciences Holdings, Inc.(b)(c)	15,604	551,913
Merit Medical Systems, Inc.(b)	34,285	2,560,061
Prestige Consumer Healthcare, Inc.(b)	25,584	1,668,333
Select Medical Holdings Corp.(c)	53,959	1,619,310
Supernus Pharmaceuticals, Inc.(b)	35,864	1,100,666
Zynex, Inc.(b)(c)	15,887	155,057
		17,871,262
Industrials-24.74%
AAR Corp.(b)	19,103	1,142,359
AeroVironment, Inc.(b)(c)	16,755	1,596,081
Albany International Corp., Class A(c)	23,184	2,232,156
Applied Industrial Technologies, Inc.	31,301	4,538,332
Arcosa, Inc.	27,483	2,121,138
Comfort Systems USA, Inc.	24,263	4,221,034
Encore Wire Corp.(c)	11,212	1,913,776
Enerpac Tool Group Corp.(c)	49,013	1,346,877
ESCO Technologies, Inc.	14,518	1,459,785
Federal Signal Corp.(c)	47,597	2,907,701
GEO Group, Inc. (The)(b)(c)	100,857	753,402
Granite Construction, Inc.(c)	22,052	902,588
Griffon Corp.	49,339	2,058,423
Lindsay Corp.	6,170	817,710
Marten Transport Ltd.	35,966	814,990
Moog, Inc., Class A	18,552	1,956,123
Mueller Industries, Inc.	33,096	2,682,762
NOW, Inc.(b)	85,901	978,412
NV5 Global, Inc.(b)(c)	7,102	778,024
Powell Industries, Inc.	5,272	320,432
SPX Technologies, Inc.(b)(c)	36,405	3,080,227
Standex International Corp.	6,114	908,357
Titan International, Inc.(b)	34,815	434,839
Veritiv Corp.(c)	7,311	1,024,491
Wabash National Corp.(c)	26,561	628,965
		41,618,984
Information Technology-15.92%
Adeia, Inc.	90,579	1,088,760
Agilysys, Inc.(b)	21,386	1,574,651
Axcelis Technologies, Inc.(b)	24,023	4,816,131
Benchmark Electronics, Inc.	18,210	482,747
CTS Corp.	19,882	887,334
Digi International, Inc.(b)(c)	26,492	1,110,809
Extreme Networks, Inc.(b)	74,685	1,985,874
Insight Enterprises, Inc.(b)(c)	18,394	2,698,216
Plexus Corp.(b)(c)	15,440	1,520,686
Progress Software Corp.	22,569	1,355,494
Rambus, Inc.(b)	93,808	5,873,319
Sanmina Corp.(b)(c)	55,246	3,395,419
		26,789,440
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Momentum ETF (XSMO)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Materials-10.91%
American Vanguard Corp.	19,505	$352,260
ATI, Inc.(b)(c)	139,286	6,641,156
Carpenter Technology Corp.	39,783	2,381,410
Haynes International, Inc.(c)	8,605	431,627
Innospec, Inc.(c)	14,662	1,570,887
Myers Industries, Inc.	25,508	500,212
O-I Glass, Inc.(b)	98,809	2,268,655
Olympic Steel, Inc.	9,957	555,501
SunCoke Energy, Inc.	52,320	464,602
Sylvamo Corp.	24,428	1,198,682
TimkenSteel Corp.(b)(c)	20,501	477,673
Warrior Met Coal, Inc.	34,162	1,511,668
		18,354,333
Real Estate-1.34%
Getty Realty Corp.(c)	32,831	1,061,098
Global Net Lease, Inc.	52,346	559,579
LTC Properties, Inc.	18,815	631,431
		2,252,108
Total Common Stocks & Other Equity Interests (Cost $144,343,461)		168,204,083
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(f) (Cost $193,016)	193,016	193,016
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.09% (Cost $144,536,477)		168,397,099
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-18.00%
Invesco Private Government Fund, 5.24%(e)(f)(g)	8,478,853	$8,478,853
Invesco Private Prime Fund, 5.38%(e)(f)(g)	21,802,764	21,802,764
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $30,281,177)		30,281,617
TOTAL INVESTMENTS IN SECURITIES-118.09% (Cost $174,817,654)		198,678,716
OTHER ASSETS LESS LIABILITIES-(18.09)%		(30,438,783)
NET ASSETS-100.00%		$168,239,933

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Restricted security. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$243,605	$1,514,588	$(1,565,177)	$-	$-	$193,016	$1,569
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	9,771,272	21,802,848	(23,095,267)	-	-	8,478,853	120,437*
Invesco Private Prime Fund	31,554,662	48,492,324	(58,245,013)	2,227	(1,436)	21,802,764	322,943*
Total	$41,569,539	$71,809,760	$(82,905,457)	$2,227	$(1,436)	$30,474,633	$444,949

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco S&P SmallCap Value with Momentum ETF (XSVM)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Consumer Discretionary-22.83%
Academy Sports & Outdoors, Inc.(b)	72,967	$4,362,697
American Axle & Manufacturing Holdings, Inc.(c)	961,329	9,084,559
America’s Car-Mart, Inc.(b)(c)	50,662	6,034,857
Asbury Automotive Group, Inc.(b)(c)	26,153	5,900,117
Caleres, Inc.(b)	352,709	9,537,251
Century Communities, Inc.(b)	83,540	6,450,959
Chico’s FAS, Inc.(b)(c)	1,102,886	6,727,605
Ethan Allen Interiors, Inc.(b)	152,075	4,785,800
Group 1 Automotive, Inc.	30,539	7,895,248
Haverty Furniture Cos., Inc., (Acquired 12/16/2022 - 07/12/2023; Cost $5,404,731)(b)(d)	178,067	6,339,185
Hibbett, Inc.(b)	187,969	8,721,762
La-Z-Boy, Inc.(b)	167,805	5,264,043
LCI Industries(b)	30,938	4,215,921
M.D.C. Holdings, Inc.	123,669	6,341,746
M/I Homes, Inc.(c)	87,405	8,740,500
Meritage Homes Corp.(b)	41,399	6,166,381
ODP Corp. (The)(c)	135,833	6,775,350
Patrick Industries, Inc.(b)	75,312	6,518,254
Perdoceo Education Corp.(c)	320,789	4,282,533
Signet Jewelers Ltd.	62,173	5,004,305
Sonic Automotive, Inc., Class A(b)	140,990	6,752,011
Tri Pointe Homes, Inc.(c)	161,140	5,137,143
Urban Outfitters, Inc.(b)(c)	102,527	3,728,907
Winnebago Industries, Inc.(b)	82,697	5,689,554
		150,456,688
Consumer Staples-3.87%
Andersons, Inc. (The)	179,457	8,761,091
Cal-Maine Foods, Inc.	119,041	5,498,504
Fresh Del Monte Produce, Inc.	256,190	6,809,530
Universal Corp.	88,102	4,455,318
		25,524,443
Energy-14.62%
Civitas Resources, Inc.(b)	68,590	5,134,647
CONSOL Energy, Inc.	91,522	6,820,219
CVR Energy, Inc.(b)	233,786	8,589,298
Dorian LPG Ltd.(b)	159,584	4,746,028
Helix Energy Solutions Group, Inc.(c)	534,539	5,131,574
Northern Oil and Gas, Inc.(b)	143,191	5,637,430
Oil States International, Inc.(c)	735,269	5,911,563
Par Pacific Holdings, Inc.(c)	383,471	12,071,667
REX American Resources Corp.(b)(c)	97,076	3,593,754
SM Energy Co.	209,451	7,600,977
Talos Energy, Inc.(b)(c)	490,476	7,847,616
US Silica Holdings, Inc.(c)	373,950	4,865,089
Vital Energy, Inc.(b)(c)	196,377	10,364,778
World Kinect Corp.	355,763	8,018,898
		96,333,538
Financials-20.02%
Ambac Financial Group, Inc.(c)	545,868	7,718,573
American Equity Investment Life Holding Co.(b)(c)	135,269	7,259,887
Apollo Commercial Real Estate Finance, Inc.(b)	519,936	6,135,245
Assured Guaranty Ltd.	82,477	4,930,475
Axos Financial, Inc.(b)(c)	79,660	3,744,020
Employers Holdings, Inc.	91,388	3,530,318
	Shares	Value
Financials-(continued)
Encore Capital Group, Inc.(b)(c)	79,623	$4,259,830
Enova International, Inc.(c)	83,358	4,592,192
EZCORP, Inc., Class A(b)(c)	635,511	5,757,730
First Commonwealth Financial Corp.	235,040	3,393,978
First Financial Bancorp(b)	195,436	4,512,617
Franklin BSP Realty Trust, Inc.(b)	247,947	3,545,642
Genworth Financial, Inc., Class A(c)	1,395,581	8,178,105
Hilltop Holdings, Inc.	107,182	3,315,139
Mr. Cooper Group, Inc.(b)(c)	85,810	4,974,406
NMI Holdings, Inc., Class A(b)(c)	130,353	3,481,729
Northwest Bancshares, Inc.	333,655	4,123,976
OFG Bancorp	144,573	4,841,750
Radian Group, Inc.	159,533	4,296,224
Ready Capital Corp.(b)	446,935	5,171,038
Renasant Corp.(b)	156,663	4,847,153
S&T Bancorp, Inc.	140,949	4,451,169
SiriusPoint Ltd. (Bermuda)(b)(c)	429,049	4,007,318
StoneX Group, Inc.(c)	91,430	8,412,474
TrustCo Bank Corp.(b)	138,520	4,209,623
United Fire Group, Inc.(b)	202,764	4,874,447
Universal Insurance Holdings, Inc.	215,228	3,342,491
		131,907,549
Health Care-3.62%
AdaptHealth Corp.(b)(c)	501,563	6,891,476
Avanos Medical, Inc.(c)	138,706	3,394,136
Community Health Systems, Inc.(c)	1,212,870	5,324,499
Cross Country Healthcare, Inc.(b)(c)	179,128	4,621,502
OraSure Technologies, Inc.(c)	771,105	3,639,616
		23,871,229
Industrials-19.82%
ABM Industries, Inc.	84,041	3,889,418
American Woodmark Corp.(c)	63,444	4,862,348
Apogee Enterprises, Inc.	86,974	4,307,822
ArcBest Corp.	53,399	6,211,372
Boise Cascade Co.	75,835	7,848,164
DXP Enterprises, Inc.(c)	126,150	4,791,177
Encore Wire Corp.(b)	23,593	4,027,089
GEO Group, Inc. (The)(b)(c)	838,645	6,264,678
GMS, Inc.(c)	56,359	4,153,095
Granite Construction, Inc.(b)	83,500	3,417,655
Heartland Express, Inc.(b)	206,364	3,374,051
Hillenbrand, Inc.(b)	68,175	3,541,010
Hub Group, Inc., Class A(c)	58,314	5,255,841
Kelly Services, Inc., Class A	437,466	8,014,377
Matson, Inc.	79,974	7,474,370
Mueller Industries, Inc.(b)	39,737	3,221,081
NOW, Inc.(c)	494,237	5,629,359
OPENLANE, Inc.(b)(c)	255,216	4,006,891
Quanex Building Products Corp.	149,124	4,196,349
Resideo Technologies, Inc.(b)(c)	317,414	5,941,990
Resources Connection, Inc.	245,372	3,921,045
SkyWest, Inc.(c)	158,646	6,978,838
Titan International, Inc.(c)	619,519	7,737,792
Veritiv Corp.(b)	57,992	8,126,419
Wabash National Corp.(b)	145,242	3,439,331
		130,631,562
Information Technology-5.17%
Benchmark Electronics, Inc.	250,544	6,641,921
Ebix, Inc.(b)	208,237	6,447,018
Ichor Holdings Ltd.(b)(c)	101,354	3,924,427
See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Information Technology-(continued)
Sanmina Corp.(b)(c)	78,996	$4,855,094
ScanSource, Inc.(c)	254,749	7,665,397
TTM Technologies, Inc.(b)(c)	312,908	4,493,359
		34,027,216
Materials-9.53%
AdvanSix, Inc.(b)	131,092	5,258,100
Clearwater Paper Corp.(c)	205,471	6,622,330
FutureFuel Corp.	442,396	4,300,089
Haynes International, Inc.(b)	68,416	3,431,747
Koppers Holdings, Inc.	158,502	6,064,286
O-I Glass, Inc.(b)(c)	227,410	5,221,334
Olympic Steel, Inc.	156,954	8,756,464
SunCoke Energy, Inc.	838,850	7,448,988
Sylvamo Corp.	75,422	3,700,958
TimkenSteel Corp.(b)(c)	202,981	4,729,457
Warrior Met Coal, Inc.(b)	164,106	7,261,690
		62,795,443
Real Estate-0.50%
Service Properties Trust	387,749	3,291,989
Total Common Stocks & Other Equity Interests (Cost $577,898,642)		658,839,657
Money Market Funds-0.05%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(e)(f) (Cost $350,793)	350,793	350,793
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.03% (Cost $578,249,435)		659,190,450
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-20.68%
Invesco Private Government Fund, 5.24%(e)(f)(g)	38,160,111	$38,160,111
Invesco Private Prime Fund, 5.38%(e)(f)(g)	98,125,999	98,125,999
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $136,281,192)		136,286,110
TOTAL INVESTMENTS IN SECURITIES-120.71% (Cost $714,530,627)		795,476,560
OTHER ASSETS LESS LIABILITIES-(20.71)%		(136,483,925)
NET ASSETS-100.00%		$658,992,635

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at July 31, 2023.
(c)	Non-income producing security.
(d)	Restricted security. The value of this security at July 31, 2023 represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$29,495	$5,603,882	$(5,282,584)	$-	$-	$350,793	$5,105
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	30,638,853	63,061,773	(55,540,515)	-	-	38,160,111	441,382*
Invesco Private Prime Fund	86,712,240	129,515,131	(118,099,117)	10,828	(13,083)	98,125,999	1,173,586*
Total	$117,380,588	$198,180,786	$(178,922,216)	$10,828	$(13,083)	$136,636,903	$1,620,073

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco S&P SmallCap Value with Momentum ETF (XSVM)—(continued)
July 31, 2023
(Unaudited)
(f)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Mid-Cap ETF (CZA)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Communication Services-0.32%
Playtika Holding Corp.(b)	55,226	$659,398
Consumer Discretionary-4.06%
Columbia Sportswear Co.(c)	9,904	778,554
Garmin Ltd.	31,155	3,299,003
Genuine Parts Co.	21,739	3,385,197
Red Rock Resorts, Inc., Class A	16,716	810,726
		8,273,480
Consumer Staples-2.63%
Church & Dwight Co., Inc.	37,337	3,572,031
Inter Parfums, Inc.	5,252	785,489
Pilgrim’s Pride Corp.(b)(c)	39,935	989,190
		5,346,710
Energy-0.40%
Kinetik Holdings, Inc., Class A	22,781	820,116
Financials-21.11%
Arch Capital Group Ltd.(b)	59,257	4,603,676
Assurant, Inc.	8,801	1,183,822
AXIS Capital Holdings Ltd.	13,847	763,247
CNA Financial Corp.(c)	42,511	1,664,731
Deutsche Bank AG (Germany)(c)	328,545	3,656,706
East West Bancorp, Inc.	23,237	1,445,574
Essent Group Ltd.	17,161	851,186
FactSet Research Systems, Inc.(c)	6,452	2,806,878
Fifth Third Bancorp	110,968	3,229,169
FleetCor Technologies, Inc.(b)	11,653	2,900,548
Hartford Financial Services Group, Inc. (The)	49,065	3,526,792
Janus Henderson Group PLC(c)	27,517	807,624
State Street Corp.	53,869	3,902,270
TPG, Inc.(c)	52,371	1,541,279
Unum Group	30,520	1,483,577
Voya Financial, Inc.	15,887	1,179,769
W.R. Berkley Corp.	41,500	2,560,135
WEX, Inc.(b)	6,755	1,279,059
Willis Towers Watson PLC	16,982	3,588,806
		42,974,848
Health Care-6.75%
Avantor, Inc.(b)(c)	108,391	2,229,603
Bausch + Lomb Corp.(b)	55,224	1,097,301
Baxter International, Inc.	80,067	3,621,431
Encompass Health Corp.	15,575	1,028,417
ICON PLC(b)	13,179	3,313,332
Merit Medical Systems, Inc.(b)	9,243	690,175
QIAGEN N.V.(b)	37,527	1,757,014
		13,737,273
Industrials-22.54%
AerCap Holdings N.V. (Ireland)(b)	37,123	2,368,819
Air Lease Corp., Class A	17,538	742,559
Booz Allen Hamilton Holding Corp.(c)	21,011	2,544,012
Crane Co.	8,719	816,883
Donaldson Co., Inc.(c)	19,025	1,195,341
Dover Corp.	22,152	3,233,527
Esab Corp.	9,594	659,108
Fortive Corp.	55,042	4,312,541
Franklin Electric Co., Inc.	7,378	729,094
Genpact Ltd.	30,898	1,115,109
Graco, Inc.	26,358	2,090,980
Howmet Aerospace, Inc.	63,983	3,272,091
Hubbell, Inc.	8,509	2,654,808
	Shares	Value
Industrials-(continued)
IDEX Corp.	11,762	$2,655,977
ITT, Inc.	12,836	1,278,466
Jacobs Solutions, Inc.	20,128	2,524,252
Leidos Holdings, Inc.	21,617	2,021,838
ManpowerGroup, Inc.	7,809	615,974
Regal Rexnord Corp.	10,564	1,649,886
Sensata Technologies Holding PLC	24,593	1,039,054
Stericycle, Inc.(b)	14,955	635,438
TFI International, Inc. (Canada)	12,470	1,600,524
Timken Co. (The)	11,144	1,034,832
Valmont Industries, Inc.	3,150	833,962
Wabtec Corp.	27,666	3,276,761
Watts Water Technologies, Inc., Class A	5,265	982,080
		45,883,916
Information Technology-9.39%
Amdocs Ltd.	19,343	1,811,279
CDW Corp.	21,509	4,023,689
Informatica, Inc., Class A(b)(c)	46,867	892,348
IPG Photonics Corp.(b)	7,518	988,241
Littelfuse, Inc.(c)	3,944	1,201,342
Skyworks Solutions, Inc.	25,255	2,888,414
TD SYNNEX Corp.	15,690	1,548,760
Teledyne Technologies, Inc.(b)	7,461	2,868,978
Trimble, Inc.(b)	39,545	2,127,521
Vontier Corp.	24,972	772,384
		19,122,956
Materials-11.52%
AptarGroup, Inc.	10,548	1,281,160
Eastman Chemical Co.	18,713	1,601,458
FMC Corp.	20,029	1,927,391
ICL Group Ltd. (Israel)(c)	204,042	1,365,041
International Flavors & Fragrances, Inc.	42,152	3,566,481
Martin Marietta Materials, Inc.	9,429	4,209,671
RPM International, Inc.	20,303	2,097,503
Sealed Air Corp.	23,352	1,065,318
Sibanye Stillwater Ltd., ADR (South Africa)	127,343	984,361
Silgan Holdings, Inc.	17,058	747,993
Sonoco Products Co.	15,837	928,682
Suzano S.A., ADR (Brazil)	229,086	2,327,514
WestRock Co.	40,799	1,358,199
		23,460,772
Real Estate-9.34%
Americold Realty Trust, Inc.(c)	43,336	1,404,953
AvalonBay Communities, Inc.	22,982	4,335,554
Brixmor Property Group, Inc.	47,571	1,081,765
Equity Residential	61,339	4,044,694
Gaming and Leisure Properties, Inc.	43,128	2,046,855
NNN REIT, Inc.	29,379	1,253,896
Sun Communities, Inc.(c)	20,498	2,670,889
UDR, Inc.	53,482	2,186,344
		19,024,950
Utilities-11.95%
Avangrid, Inc.(c)	61,515	2,280,976
CenterPoint Energy, Inc.	100,454	3,022,661
DTE Energy Co.	33,708	3,852,824
Entergy Corp.	34,060	3,497,962
Essential Utilities, Inc.	43,285	1,830,523
Evergy, Inc.	36,808	2,207,376
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Mid-Cap ETF (CZA)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Utilities-(continued)
Eversource Energy	55,255	$3,996,594
FirstEnergy Corp.	92,611	3,647,947
		24,336,863
Total Common Stocks & Other Equity Interests (Cost $196,151,910)		203,641,282
Money Market Funds-0.11%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(d)(e) (Cost $217,926)	217,926	217,926
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.12% (Cost $196,369,836)		203,859,208
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.58%
Invesco Private Government Fund, 5.24%(d)(e)(f)	2,612,588	$2,612,588
Invesco Private Prime Fund, 5.38%(d)(e)(f)	6,718,084	6,718,084
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $9,330,672)		9,330,672
TOTAL INVESTMENTS IN SECURITIES-104.70% (Cost $205,700,508)		213,189,880
OTHER ASSETS LESS LIABILITIES-(4.70)%		(9,570,373)
NET ASSETS-100.00%		$203,619,507

Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at July 31, 2023.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$205,195	$830,283	$(817,552)	$-	$-	$217,926	$1,507
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	2,237,909	20,014,609	(19,639,930)	-	-	2,612,588	43,516*
Invesco Private Prime Fund	5,754,623	43,678,157	(42,714,730)	62	(28)	6,718,084	115,770*
Total	$8,197,727	$64,523,049	$(63,172,212)	$62	$(28)	$9,548,598	$160,793

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Zacks Multi-Asset Income ETF (CVY)
July 31, 2023
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-81.37%
Communication Services-1.96%
Gray Television, Inc.	41,368	$391,755
Mobile TeleSystems PJSC, ADR (Russia)(b)(c)	152,493	0
Nexstar Media Group, Inc., Class A	3,886	725,594
TEGNA, Inc.	18,868	318,869
TIM S.A., ADR (Brazil)(d)	33,879	511,573
		1,947,791
Consumer Discretionary-1.74%
Dick’s Sporting Goods, Inc.(d)	7,222	1,018,302
Patrick Industries, Inc.(d)	4,273	369,828
Sonic Automotive, Inc., Class A(d)	7,101	340,067
		1,728,197
Consumer Staples-1.72%
Ambev S.A., ADR (Brazil)(d)	162,155	505,924
Bunge Ltd.	9,440	1,025,845
Coca-Cola FEMSA S.A.B. de C.V., ADR (Mexico)	2,108	177,746
		1,709,515
Energy-29.69%
Alliance Resource Partners L.P.	64,469	1,284,222
APA Corp.	26,544	1,074,767
Black Stone Minerals L.P.	58,222	1,032,858
BP PLC, ADR (United Kingdom)(d)	13,629	508,362
California Resources Corp.(d)	7,387	394,096
Chesapeake Energy Corp.(d)	7,477	630,610
Chord Energy Corp.	3,950	619,518
Civitas Resources, Inc.	8,641	646,865
Comstock Resources, Inc.(d)	58,537	746,347
Coterra Energy, Inc.	35,602	980,479
Crescent Point Energy Corp. (Canada)(d)	45,451	368,608
Crestwood Equity Partners L.P.	32,714	952,959
Delek US Holdings, Inc.(d)	12,651	349,041
Diamondback Energy, Inc.	6,746	993,821
Ecopetrol S.A., ADR (Colombia)(d)	95,898	1,123,925
Energy Transfer L.P.	60,774	807,686
Enterprise Products Partners L.P.	23,602	625,689
EOG Resources, Inc.	8,008	1,061,300
Exxon Mobil Corp.	8,368	897,384
Genesis Energy L.P.	46,238	452,670
Global Partners L.P.	23,297	799,087
HF Sinclair Corp.	13,777	717,644
Imperial Oil Ltd. (Canada)	6,254	337,216
Magnolia Oil & Gas Corp., Class A(d)	29,731	658,542
Marathon Petroleum Corp.	8,068	1,073,205
MPLX L.P.	21,392	759,630
Murphy Oil Corp.	16,348	707,378
Northern Oil and Gas, Inc.	19,023	748,936
NuStar Energy L.P.	45,416	816,126
Ovintiv, Inc.(d)	17,154	790,628
Phillips 66	9,292	1,036,523
Plains All American Pipeline L.P.	46,808	696,503
Shell PLC, ADR (Netherlands)(d)	7,229	445,523
Suncor Energy, Inc. (Canada)	31,069	972,149
Sunoco L.P.	14,241	652,807
Teekay Tankers Ltd., Class A (Canada)	7,749	337,934
TotalEnergies SE, ADR (France)	6,821	415,058
Valero Energy Corp.	7,810	1,006,787
Vermilion Energy, Inc. (Canada)	25,644	356,964
Western Midstream Partners L.P.	23,168	654,959
		29,534,806
	Shares	Value
Financials-22.39%
AGNC Investment Corp.	100,679	$1,025,919
Ally Financial, Inc.	33,609	1,026,419
Annaly Capital Management, Inc.	49,520	994,857
Banco Bilbao Vizcaya Argentaria S.A., ADR (Spain)(d)	125,535	996,748
Bank of America Corp.	31,382	1,004,224
Berkshire Hills Bancorp, Inc.	13,777	314,253
Bread Financial Holdings, Inc.	10,080	419,026
Capital One Financial Corp.	8,847	1,035,276
Cathay General Bancorp(d)	9,552	363,358
Credicorp Ltd. (Peru)	4,403	691,491
Discover Financial Services	8,848	933,906
East West Bancorp, Inc.(d)	11,818	735,198
Equitable Holdings, Inc.	23,337	669,538
First Bancorp	25,509	378,809
Goldman Sachs Group, Inc. (The)	2,731	971,881
HSBC Holdings PLC, ADR (United Kingdom)(d)	16,023	669,441
Jackson Financial, Inc., Class A	20,494	676,712
Lloyds Banking Group PLC, ADR (United Kingdom)	323,352	740,476
MFA Financial, Inc.	14,017	157,831
MGIC Investment Corp.	39,617	663,189
Navient Corp.(d)	19,447	370,271
Popular, Inc.	10,118	734,061
Radian Group, Inc.	23,402	630,216
SLM Corp.(d)	37,985	614,597
Sumitomo Mitsui Financial Group, Inc., ADR (Japan)	48,486	451,889
Synchrony Financial	29,457	1,017,445
Synovus Financial Corp.(d)	21,188	718,273
Unum Group	12,948	629,402
Washington Federal, Inc.(d)	11,095	344,389
Wells Fargo & Co.	21,610	997,518
Western Alliance Bancorporation(d)	24,944	1,295,841
		22,272,454
Health Care-3.75%
CVS Health Corp.	13,063	975,675
Organon & Co.	29,726	653,378
Pfizer, Inc.	23,373	842,830
Royalty Pharma PLC, Class A	18,322	574,944
Viatris, Inc.(d)	65,354	688,178
		3,735,005
Industrials-1.74%
Copa Holdings S.A., Class A (Panama)	2,748	324,319
Global Ship Lease, Inc., Class A (United Kingdom)(d)	16,375	351,407
Grupo Aeroportuario del Pacifico S.A.B. de C.V., ADR (Mexico)	1,827	347,788
Ryder System, Inc.	3,670	374,890
Textainer Group Holdings Ltd. (China)(d)	8,067	331,554
		1,729,958
Information Technology-0.32%
Avnet, Inc.	6,675	323,738
Materials-7.98%
Celanese Corp.	8,318	1,042,994
CF Industries Holdings, Inc.	13,838	1,135,823
Chemours Co. (The)(d)	10,567	390,768
Gerdau S.A., ADR (Brazil)(d)	184,415	1,134,152
Mosaic Co. (The)	25,865	1,054,257
Nutrien Ltd. (Canada)	15,680	1,080,195
See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
July 31, 2023
(Unaudited)
	Shares	Value
Materials-(continued)
Sylvamo Corp.	7,272	$356,837
Ternium S.A., ADR (Mexico)	23,105	1,031,638
WestRock Co.	21,257	707,646
		7,934,310
Real Estate-8.09%
EPR Properties	5,842	260,787
Essential Properties Realty Trust, Inc.	9,306	228,462
Iron Mountain, Inc.(d)	13,971	857,819
Kite Realty Group Trust(d)	16,211	370,908
Lamar Advertising Co., Class A(d)	4,755	469,318
NNN REIT, Inc.	11,165	476,522
Simon Property Group, Inc.	8,701	1,084,145
STAG Industrial, Inc.	21,277	772,355
Tanger Factory Outlet Centers, Inc.	11,989	280,662
Tricon Residential, Inc. (Canada)	37,838	353,029
Ventas, Inc.	20,576	998,348
VICI Properties, Inc.	29,093	915,848
Welltower, Inc.	11,964	982,843
		8,051,046
Utilities-1.99%
Cia Energetica de Minas Gerais S.A., ADR (Brazil)	373,602	982,574
Otter Tail Corp.	3,918	317,397
Vistra Corp.	24,317	682,335
		1,982,306
Total Common Stocks & Other Equity Interests (Cost $74,592,613)		80,949,126

Closed-End Funds-9.29%
Allspring Income Opportunities Fund	37,973	244,546
Ares Dynamic Credit Allocation Fund, Inc.(d)	21,771	277,145
Blackstone Strategic Credit Fund(d)	33,861	377,211
DoubleLine Income Solutions Fund(d)	87,922	1,065,615
DoubleLine Yield Opportunities Fund	43,380	625,540
Eaton Vance Limited Duration Income Fund	82,138	780,311
First Trust High Yield Opportunities 2027 Term Fund	27,787	389,018
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	18,570	339,088
Flaherty & Crumrine Preferred & Income Securities Fund, Inc.	31,943	439,855
GAMCO Global Gold Natural Resources & Income Trust	104,955	399,878
Highland Opportunities and Income Fund	41,252	351,054
Nuveen Preferred & Income Opportunities Fund	64,771	427,489
Nuveen Taxable Municipal Income Fund(d)	20,597	322,137
PGIM Global High Yield Fund, Inc.	35,363	402,431
PGIM High Yield Bond Fund, Inc.	26,214	325,578
PIMCO Access Income Fund(d)	54,173	807,178
Western Asset Diversified Income Fund(d)	40,814	563,233
Western Asset Emerging Markets Debt Fund, Inc.	50,102	452,421
Western Asset High Income Opportunity Fund, Inc.	62,399	240,236
	Shares	Value

Western Asset Inflation-Linked Opportunities & Income Fund	45,906	$410,400
Total Closed-End Funds (Cost $10,254,927)		9,240,364
Preferred Stocks-9.12%
Communication Services-0.32%
AT&T, Inc., Series C, Pfd., 4.75%	17,200	317,856
Financials-8.80%
Arch Capital Group Ltd., Series G, Pfd., 4.55%(d)	19,022	370,358
Bank of America Corp., Series L, Conv. Pfd., 7.25%	841	1,024,338
Bank of America Corp., Series QQ, Pfd., 4.25%	28,310	522,603
JPMorgan Chase & Co., Series EE, Pfd., 6.00%	38,591	983,299
JPMorgan Chase & Co., Series JJ, Pfd., 4.55%	35,185	720,941
KeyCorp, Pfd., 6.20%(e)	47,293	1,016,326
KKR & Co., Inc., Series C, Conv. Pfd., 6.00%	15,842	1,106,722
Morgan Stanley, Series P, Pfd., 6.50%	25,894	674,539
Wells Fargo & Co., Class A, Series L, Conv. Pfd., 7.50%	853	1,005,678
Wells Fargo & Co., Series AA, Pfd., 4.70%	48,373	901,189
Wells Fargo & Co., Series CC, Pfd., 4.38%	24,192	432,795
		8,758,788
Total Preferred Stocks (Cost $9,451,925)		9,076,644
Money Market Funds-0.27%
Invesco Government & Agency Portfolio, Institutional Class, 5.18%(f)(g) (Cost $268,137)	268,137	268,137
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $94,567,602)		99,534,271
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.00%
Invesco Private Government Fund, 5.24%(f)(g)(h)	3,341,311	3,341,311
Invesco Private Prime Fund, 5.38%(f)(g)(h)	8,597,913	8,597,913
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $11,938,836)		11,939,224
TOTAL INVESTMENTS IN SECURITIES-112.05% (Cost $106,506,438)		111,473,495
OTHER ASSETS LESS LIABILITIES-(12.05)%		(11,989,390)
NET ASSETS-100.00%		$99,484,105

See accompanying notes which are an integral part of this schedule.

Invesco Zacks Multi-Asset Income ETF (CVY)—(continued)
July 31, 2023
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
Conv.	-Convertible
Pfd.	-Preferred
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	All or a portion of this security was out on loan at July 31, 2023.
(e)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2023.

	Value April 30, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value July 31, 2023	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$419,085	$2,302,228	$(2,453,176)	$-	$-	$268,137	$2,418
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	4,129,257	15,831,204	(16,619,150)	-	-	3,341,311	45,711*
Invesco Private Prime Fund	10,150,235	29,978,389	(31,530,568)	1,290	(1,433)	8,597,913	119,371*
Total	$14,698,577	$48,111,821	$(50,602,894)	$1,290	$(1,433)	$12,207,361	$167,500

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of July 31, 2023.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
July 31, 2023
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2023, for each Fund (except for S&P 500 Value with Momentum ETF). As of July 31, 2023, all of the securities in S&P 500 Value with Momentum ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dynamic Large Cap Growth ETF
Investments in Securities
Common Stocks & Other Equity Interests	$657,867,405	$-	$-	$657,867,405
Money Market Funds	-	19,999,721	-	19,999,721
Total Investments	$657,867,405	$19,999,721	$-	$677,867,126
Invesco Dynamic Large Cap Value ETF
Investments in Securities
Common Stocks & Other Equity Interests	$807,869,799	$-	$-	$807,869,799
Money Market Funds	73,111	9,114,607	-	9,187,718
Total Investments	$807,942,910	$9,114,607	$-	$817,057,517
Invesco S&P 100 Equal Weight ETF
Investments in Securities
Common Stocks & Other Equity Interests	$300,680,747	$-	$-	$300,680,747
Money Market Funds	1,191	7,420,522	-	7,421,713
Total Investments	$300,681,938	$7,420,522	$-	$308,102,460
Invesco S&P 500 GARP ETF
Investments in Securities
Common Stocks & Other Equity Interests	$3,350,512,981	$-	$-	$3,350,512,981
Money Market Funds	-	169,187,600	-	169,187,600
Total Investments	$3,350,512,981	$169,187,600	$-	$3,519,700,581
Invesco S&P MidCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,142,030,149	$-	$-	$1,142,030,149
Money Market Funds	333,211	101,771,696	-	102,104,907
Total Investments	$1,142,363,360	$101,771,696	$-	$1,244,135,056

	Level 1	Level 2	Level 3	Total
Invesco S&P MidCap Quality ETF
Investments in Securities
Common Stocks & Other Equity Interests	$1,148,788,415	$-	$-	$1,148,788,415
Money Market Funds	956,099	134,611,995	-	135,568,094
Total Investments	$1,149,744,514	$134,611,995	$-	$1,284,356,509
Invesco S&P MidCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$194,414,225	$-	$-	$194,414,225
Money Market Funds	131,019	24,856,274	-	24,987,293
Total Investments	$194,545,244	$24,856,274	$-	$219,401,518
Invesco S&P SmallCap Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$168,204,083	$-	$-	$168,204,083
Money Market Funds	193,016	30,281,617	-	30,474,633
Total Investments	$168,397,099	$30,281,617	$-	$198,678,716
Invesco S&P SmallCap Value with Momentum ETF
Investments in Securities
Common Stocks & Other Equity Interests	$658,839,657	$-	$-	$658,839,657
Money Market Funds	350,793	136,286,110	-	136,636,903
Total Investments	$659,190,450	$136,286,110	$-	$795,476,560
Invesco Zacks Mid-Cap ETF
Investments in Securities
Common Stocks & Other Equity Interests	$203,641,282	$-	$-	$203,641,282
Money Market Funds	217,926	9,330,672	-	9,548,598
Total Investments	$203,859,208	$9,330,672	$-	$213,189,880
Invesco Zacks Multi-Asset Income ETF
Investments in Securities
Common Stocks & Other Equity Interests	$80,949,126	$-	$0	$80,949,126
Closed-End Funds	9,240,364	-	-	9,240,364
Preferred Stocks	9,076,644	-	-	9,076,644
Money Market Funds	268,137	11,939,224	-	12,207,361
Total Investments	$99,534,271	$11,939,224	$0	$111,473,495